Share Based Payments (Details) - Schedule of relevant in the determination of fair value of the employee share options granted - £ / shares		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Unapproved Monte-Carlo [Member]
Share Based Payments (Details) - Schedule of relevant in the determination of fair value of the employee share options granted [Line Items]
Valuation method		Monte-Carlo
Exercise price (in Pounds per share)
Expected volatility		50.00%
Dividend yield
Risk free interest rate		0.00%
Unapproved Monte-Carlo [Member] | Minimum [Member]
Share Based Payments (Details) - Schedule of relevant in the determination of fair value of the employee share options granted [Line Items]
Fair value per share (in Pounds per share)		£ 8.27
Unapproved Monte-Carlo [Member] | Maximum [Member]
Share Based Payments (Details) - Schedule of relevant in the determination of fair value of the employee share options granted [Line Items]
Fair value per share (in Pounds per share)		£ 23.74
Incentive Equity Plan [Member]
Share Based Payments (Details) - Schedule of relevant in the determination of fair value of the employee share options granted [Line Items]
Valuation method	[1]
Exercise price (in Pounds per share)
Expected volatility
Dividend yield
Risk free interest rate
Fair value per share (in Pounds per share)		£ 5.33
Incentive Equity Plan – Executive Directors [Member]
Share Based Payments (Details) - Schedule of relevant in the determination of fair value of the employee share options granted [Line Items]
Valuation method		Monte-Carlo
Exercise price (in Pounds per share)
Expected volatility		53.00%
Dividend yield
Risk free interest rate		1.15%
Fair value per share (in Pounds per share)		£ 2.93
Unapproved Black-Scholes [Member]
Share Based Payments (Details) - Schedule of relevant in the determination of fair value of the employee share options granted [Line Items]
Valuation method				Black-Scholes
Exercise price (in Pounds per share)
Expected volatility				62.00%
Dividend yield
Risk free interest rate				0.75%
Fair value per share (in Pounds per share)				£ 0.17
Unapproved Black-Scholes [Member] | Minimum [Member]
Share Based Payments (Details) - Schedule of relevant in the determination of fair value of the employee share options granted [Line Items]
Valuation method			Black-Scholes
Exercise price (in Pounds per share)
Expected volatility			46.00%
Dividend yield
Risk free interest rate			0.00%
Fair value per share (in Pounds per share)			£ 0.72
Unapproved Black-Scholes [Member] | Maximum [Member]
Share Based Payments (Details) - Schedule of relevant in the determination of fair value of the employee share options granted [Line Items]
Valuation method			Black-Scholes
Exercise price (in Pounds per share)
Expected volatility			46.00%
Dividend yield
Risk free interest rate			0.00%
Fair value per share (in Pounds per share)			£ 4.47
EMI [Member]
Share Based Payments (Details) - Schedule of relevant in the determination of fair value of the employee share options granted [Line Items]
Valuation method				Black-Scholes
Exercise price (in Pounds per share)				£ 0.1
Expected volatility				66.00%
Dividend yield
Risk free interest rate				0.80%
Fair value per share (in Pounds per share)				£ 0.17

[1]	Considering that the Incentive Equity Plan awards vest over time without any further restrictions, the fair value is equal to the Company’s closing stock price as of the grant date.